Equity-Accounted Joint Ventures - Financial Information of Joint Ventures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	100.00%
Cash and restricted cash – current	$ 142,057	$ 257,943	$ 253,291	$ 222,864
Other assets – current	6,033	237
Vessels and equipment, including vessels related to finance leases, operating lease right-of-use assets and advances on newbuilding contracts	1,186,968	1,220,355
Net investments in direct financing and sales-type leases – non-current	480,508	500,101
Other assets – non-current	26,710	22,382
Other liabilities – non-current	60,853	56,063
Voyage revenues	597,831	591,103	601,256
Income from vessel operations	246,455	226,093	299,253
Bahrain LNG Joint Venture	8,523	(33,334)	(13,361)
Net income	$ 255,548	97,312	164,604
Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	30.00%				30.00%
Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Cash and restricted cash – current	$ 460,342	400,816
Other assets – current	208,029	180,673
Vessels and equipment, including vessels related to finance leases, operating lease right-of-use assets and advances on newbuilding contracts	1,825,562	1,912,776
Net investments in direct financing and sales-type leases – non-current	5,103,376	5,237,791
Other assets – non-current	255,270	216,331
Current portion of long-term debt, obligations related to finance leases, operating lease liabilities and advances from joint venture partners	611,180	582,767
Other liabilities – current	250,753	232,466
Long-term debt, obligations related to finance leases, operating lease liabilities and advances from joint venture partners	4,551,612	4,853,791
Other liabilities – non-current	220,454	350,057
Voyage revenues	990,703	1,008,112	766,618
Income from vessel operations	572,985	584,685	400,326
Bahrain LNG Joint Venture	4,367	(26,197)	(21,159)
Net income	342,068	152,144	130,314
Equity Method Investments | Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Bahrain LNG Joint Venture	$ 22,376	$ (68,563)	$ (19,756)